Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES:
Net loss	$ (1,349)	$ (1,429)	$ (3,325)	$ (809)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	8	7	29	28
Amortization of intangible assets and license and supply agreement	44	34	134	190
Non-cash stock-based compensation, including stock options and restricted stock	158	242	985	772
Loss on extinguishment of debt		199	199
Inventory reserve	26	50	70
Provision for bad debt expense			40
Change in fair value of contingent consideration	(10)
Accretion of contingent consideration	14
Amortization of debt discount		34	34	116
Loss on disposal of equipment		10	10
Loss on capital lease termination			11
(Gain) loss on foreign currency transactions	(5)	7	3	19
(Increase) decrease in operating assets:
Accounts receivable	203	158	(484)	(416)
Inventory	(202)	(304)	(1,082)	(195)
Prepaid expenses and other current assets	1	22	(191)	30
Other asset	(21)			(10)
Increase (decrease) in operating liabilities:
Accounts payable	199	190	(130)	268
Accrued expenses	237	111	35
Deferred revenue				(70)
Net cash used in operating activities	(697)	(669)	(3,662)	(77)
INVESTING ACTIVITIES:
Acquisition of Biocon	(137)		(991)
Net cash used in investing activities	(137)		(991)
FINANCING ACTIVITES:
Proceeds from issuance of common stock		854	3,778	1,179
Net proceeds from secured revolving credit facility	(85)	(561)	280	711
Proceeds from sale of subsidiary preferred shares to noncontrolling interest			3,000
Payments on secured note payable	(52)		(149)
Proceeds from issuance of secured note		1,187	1,187
Repayment of unsecured long term note payable		(1,187)	(1,187)
Proceeds from exercise of warrants			138	100
Net cash (used in) provided by financing activities	(137)	293	7,047	1,990
Effect of foreign exchange rates on cash	(2)	1	(7)	6
NET DECREASE IN CASH	(973)	(375)	2,387	1,919
CASH, BEGINNING OF PERIOD	4,581	2,194	2,194	275
CASH, END OF PERIOD	3,608	1,819	4,581	2,194
Supplemental disclosure of cash flow information
Cash paid for interest expense	31	64	150	148
Cash paid for income taxes		3	4	7
Supplemental disclosure of noncash investing and financing activities
Fair value of contingent consideration related to the Biocon Acquisition			499
Reclassification of capital lease to equipment			39
Purchase of equipment in accrued expenses	14			10
Restricted stock issued to settle liability				$ 30
Right-of-use asset obtained in exchange for lease liability	$ 20